Stockholders’ (Deficit) Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders’ (Deficit) Equity (Details) [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued
Preferred stock shares outstanding
Shares outstanding percentage	20.00%	20.00%
Preferred Stock [Member]
Stockholders’ (Deficit) Equity (Details) [Line Items]
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common Class A [Member]
Stockholders’ (Deficit) Equity (Details) [Line Items]
Common stock shares authorized	280,000,000	280,000,000	280,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	17,250,000	17,250,000	0
Common stock shares outstanding	17,250,000	17,250,000	0
Class B Common Stock [Member]
Stockholders’ (Deficit) Equity (Details) [Line Items]
Common stock shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	4,312,500	4,312,500
Common stock shares outstanding	4,312,500	4,312,500	4,312,500